Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Loss per share
Summary of calculation of loss per share

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Net loss for the period	(17,021)	(22,557)
	£	£
Basic and diluted loss per share	(0.10)	(0.20)

	No. of shares	No. of shares
Weighted average issued shares	178,329,218	115,155,683